S000088119 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	397 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.51%	14.28%	12.87%
Performance Inception Date	[1]				Nov. 18, 1991
Morgan Stanley Pathway Large Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.85%	12.23%	11.25%
Performance Inception Date	[1]				Nov. 18, 1991
Morgan Stanley Pathway Large Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.70%	10.45%	9.09%
Performance Inception Date	[1]				Nov. 18, 1991
Morgan Stanley Pathway Large Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.48%	9.17%	8.40%
Performance Inception Date	[1]				Nov. 18, 1991

[1]	The Predecessor Fund’s inception date was November 18, 1991.